NYSE Euronext

10010449

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

Received SEC

JAN 29 2010

Washington, DC 20549

1- 07155

January 29, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, R.H. DONNELLEY CORPORATION (Name to be changed to Dex One Corporation), Common Stock, $.001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 21, 2010. Tentative listing date – February 1, 2010.

Sincerely,

Edwin Mecabe